Annual Fund Operating Expenses - DWS Communications Fund	May 01, 2021
Class A
Operating Expenses:
Management fee	1.00%
Distribution/service (12b-1) fees	0.22%
Other expenses	0.44%	[1]
Total annual fund operating expenses	1.66%
Fee waiver/expense reimbursement	0.03%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.63%
Class T
Operating Expenses:
Management fee	1.00%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.48%	[1]
Total annual fund operating expenses	1.73%
Fee waiver/expense reimbursement	0.10%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.63%
Class C
Operating Expenses:
Management fee	1.00%
Distribution/service (12b-1) fees	0.99%
Other expenses	0.44%	[1]
Total annual fund operating expenses	2.43%
Fee waiver/expense reimbursement	0.05%
Total annual fund operating expenses after fee waiver/expense reimbursement	2.38%
INST Class
Operating Expenses:
Management fee	1.00%
Distribution/service (12b-1) fees	none
Other expenses	0.41%	[1]
Total annual fund operating expenses	1.41%
Fee waiver/expense reimbursement	0.03%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.38%

[1]	”Other expenses“ for Class T are based on estimated amounts for the current fiscal year.